Subsequent Event (Details) - $ / shares		12 Months Ended
	Jun. 22, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Subsequent Events [Abstract]
Cash dividend (in dollars per share)	$ 0.55	$ 1.99	$ 1.59	$ 1.02